Accounts Receivable	6 Months Ended
Jun. 30, 2018
Receivables [Abstract]
Accounts Receivable
Accounts Receivable

Accounts receivable is comprised of the following:

	June 30, 2018		December 31, 2017
	Related Parties	Third-Parties	Related Parties	Third-Parties
	(In thousands)
Revenue receivable	$25,591	$3,011	$13,601	$1,153
Transaction purchase price settlement	—	—	2,381	—
Joint interest billings	35	840	20	83
Other	14	34	20	291
Accounts receivable	$25,640	$3,885	$16,022	$1,527